FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-derivatives:
Cash and cash equivalents	$ 268,627	$ 127,691	$ 222,123	$ 217,835
Trade accounts receivable, carrying value	29,749	29,648
Investment in listed equity securities	450,225	0
Current portion of long-term debt and short-term debt, carrying value	(1,051,582)	(982,845)
Long-term debt, carrying value	(1,358,219)	(1,367,937)
Derivatives:
Mark-to-market derivative valuation	208,811	540
Derivative liability	(17,388)	(45,625)
Debt deferred charges	$ 32,124	28,749
New Fortress Energy (NFE)
Derivatives:
Investments In equity securities (in shares)	18.6
Energy related derivative
Derivatives:
Derivative liability					$ (79,600)
Energy related derivative | Oil
Derivatives:
Mark-to-market derivative valuation	$ 127,480	540
Energy related derivative | Natural gas
Derivatives:
Mark-to-market derivative valuation	79,578	0
Interest rate swap
Derivatives:
Derivative liability	(17,300)	(44,315)
Commodity contract
Derivatives:
Mark-to-market derivative valuation	1,665	0
Derivative liability	0	0
Currency swap
Derivatives:
Foreign exchange swaps liability	0	(1,310)
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents	268,627	127,691
Restricted cash and short-term deposits, carrying value	150,165	163,181
Trade accounts receivable, carrying value	29,749	29,648
Investment in listed equity securities	449,666	0
Trade accounts payable, carrying value	(12,405)	(10,579)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value	268,627	127,691
Restricted cash and short-term deposits, fair value	150,165	163,181
Trade accounts receivable, fair value	29,749	29,648
Investment in listed equity securities	449,666	0
Trade accounts payable, fair value	(12,405)	(10,579)
Level 2 | Carrying value
Non-derivatives:
Investment in listed equity securities	449,700
Current portion of long-term debt and short-term debt, carrying value	(736,905)	(984,510)
Current portion of convertible bonds, carrying value	(315,646)	0
Long-term debt - convertible bonds, carrying value	0	(383,740)
Long-term debt, carrying value	(1,389,374)	(1,011,281)
Level 2 | Carrying value | New Fortress Energy (NFE)
Non-derivatives:
Investment in listed equity securities	449,700
Level 2 | Carrying value | Energy related derivative
Derivatives:
Mark-to-market derivative valuation	207,058	540
Level 2 | Carrying value | Interest rate swap
Derivatives:
Derivative liability	(17,300)	(44,315)
Level 2 | Carrying value | Commodity contract
Derivatives:
Mark-to-market derivative valuation	1,753	0
Derivative liability	(88)	0
Level 2 | Carrying value | Currency swap
Derivatives:
Foreign exchange swaps liability	0	(1,310)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value	(736,905)	(984,510)
Current portion of convertible bonds, fair value	(316,561)	0
Long-term debt - convertible bonds, fair value	0	(366,581)
Long-term debt, fair value	(1,389,374)	(1,011,281)
Level 2 | Fair value | Energy related derivative
Derivatives:
Mark-to-market derivative valuation	207,058	540
Level 2 | Fair value | Interest rate swap
Derivatives:
Derivative liability	(17,300)	(44,315)
Level 2 | Fair value | Commodity contract
Derivatives:
Mark-to-market derivative valuation	1,753	0
Derivative liability	(88)	0
Level 2 | Fair value | Currency swap
Derivatives:
Foreign exchange swaps liability	$ 0	$ (1,310)